Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2024	2023
Mechanical equipment	$5,182,648	$4,190,440
Electronic equipment	36,360	24,372
Vehicles	342,950	348,068
Subtotal	5,561,958	4,562,880
Less: accumulated depreciation	(1,704,758)	(1,227,693)
Property and equipment, net	$3,857,200	$3,335,187